Financial assets at fair value through profit or loss - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 ARS ($)	Dec. 31, 2020 $ / shares	Jul. 22, 2019 ARS ($)
Financial assets at fair value through profit or loss [line items]
Proceeds from equity investments disposal		$ 3,392,851,000
Equity investments disposal payments term	unpaid balance shall be deferred over the following 5 (five) years and settled as follows: (i) 30% of that amount shall be paid in pesos, adjusted by Reference Stabilization Coefficient -an index based on CPI- (CER) at an annual nominal rate of 15% and (ii) 70% in US Dollars at an annual nominal rate of 10%.
Profit on equity securities disposal		5,202,018,000
Prisma Medios de Pago S.A. [Member]
Financial assets at fair value through profit or loss [line items]
Equity instruments number of shares transferred | shares	2,344,064
Equity instruments shares transferred nominal value | $ / shares			$ 1
Equity investments disposal consideration	$ 78,265,273
Proceeds from equity investments disposal	$ 46,457,210
Equity securities at cost				$ 76,947,895,330
Profit on equity securities disposal		$ 5,202,018,000